Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Capital Commitments

Capital commitments outstanding at December 31, 2011 and 2012 not provided for in the financial statements were as follows:

	December 31, 2011	December 31, 2012
Purchase of property, plant and equipment	443,001	253,200

Polysilicon Fixed and Determinable Portion of Materials Purchase Commitments

As of December 31, 2012, the amount of the fixed and determinable portion of the obligation with respect to these contracts is as follows:

Year ending December 31	USD ‘000
2013	18,790
2014	9,800
2015	7,348
2016	7,348

Total	43,286